                               DK INVESTORS, INC.





                                   ----------

                               1995 ANNUAL REPORT

                                   ----------

                               DK INVESTORS, INC.
                        333 SEVENTH AVENUE - THIRD FLOOR
                               NEW YORK, NY 10001
--------------------------------------------------------------------------------







                                                               February 29, 1996

To Our Shareholders:

         Once again, I am happy to have the opportunity to write to you regarding our company. In 1995, the Federal Reserve cut interest rates twice in an effort to stimulate the economy. That, of course, reflected in lower interest rates on the tax exempt municipal and state bonds in which DK Investors, Inc. invests. Many of the higher interest bonds which we bought in years past either matured or were called. This necessarily resulted in a small drop in our income. We have been working closely with our investment advisor in order to find bonds of good quality with reasonable interest rates into which we can put our money. We are, of course, trying to position ourselves to take advantage of any rise in rates, always keeping in mind the risk/benefit ratio.

         During 1995, DK Investors, Inc. paid federally tax exempt dividends of .73 cents per share. At the market price of our shares as of year end 1995, this resulted in a dividend of approximately 8.8%. An examination of the annexed Financial Statements will reveal that the Company earned net investment income of $842,557 and that the total assets of DK as at year end 1995 amounted to $15,697,180 as opposed to $15,232,757 a year earlier.

         Our Annual Shareholders Meeting will be held on May 8, 1996, at the office of the Company, 333 Seventh Avenue, Third Floor, New York, NY. At that meeting we will be electing a Board of Directors, voting to once again approve the investment advisory agreement with The Portfolio Group and to appoint Cummings & Carroll as auditors to the Company for another year. I look forward to greeting any Shareholders who desire to attend that meetings.

                                                               Sincerely,

                                                               /s/Gene Nadler
                                                               --------------
                                                               Gene Nadler
                                                               President

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 1995

[Cummings & Carroll, P.C. Letterhead]


To the Shareholders and Board of Directors
DK Investors Inc.

We have examined the statements of assets and liabilities of DK Investors Inc. including the portfolio of investments as of December 31, 1995 and 1994 and the related statements of operations and changes in net assets for the years then ended and supplementary information for the five years then ended. Our examination was made in accordance with generally accepted auditing standards, and accordingly included such tests of the accounting records and such other auditing procedures as we considered necessary in the circumstances, including confirmation of securities owned at December 31, 1995 by correspondence with the custodian.

In our opinion, the financial statements referred to above present fairly the net assets of DK Investors Inc. at December 31, 1995 and 1994 and the results of its operations and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles applied on a consistent basis. Also, in our opinion, the supplementary information for the five years ended December 31, 1995 is fairly stated in all respects material in relation to the financial statements taken as a whole.

                                                  CUMMINGS & CARROLL, P.C.
                                                  /s/CUMMINGS & CARROLL, P.C.
                                                  ----------------------------
                                                  Certified Public Accountants

February 2, 1996
Great Neck, New York

                                DK INVESTORS INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  DECEMBER 31,






                                                       ASSETS

                                                                          1995              1994
                                                                          ----              ----
Investments in securities at market
     (identified cost - 1995 $15,915,150
     1994 $16,076,214)                                                 $16,118,094       $15,583,519
Accrued interest receivable                                                338,940           380,169
Deferred charge                                                             30,629            29,791
Cash                                                                        28,894            42,426
                                                                       -----------       -----------

Total Assets                                                           $16,516,557       $16,035,905
                                                                       ===========       ===========



                                                     LIABILITIES



Payable for securities purchased                                       $   593,350       $   459,286
Accrued expenses                                                            37,912            20,476
Dividends payable
     (1995 - January 8, 1996
     1994 - January 10, 1995)                                              188,115           223,386
                                                                       -----------       -----------

Total Liabilities                                                          819,377           703,148
                                                                       -----------       -----------

Net assets
     (equivalent to $13.35 and $13.04 per share
     respectively, based on 1,175,664 shares
     capital stock outstanding)                                        $15,697,180       $15,332,757
                                                                       ===========       ===========


See notes to financial statements.

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                DECEMBER 31, 1995

                                                                                                                       % OF
                                                                                                                       TOTAL
                                                                                                                     INVESTMENT
                                            COUPON                    PRINCIPAL       COST OR        MARKET            BASED
SECURITIES                                   RATE          MATURITY     AMOUNT         BASIS         VALUE             ON M.V.
----------                                   ----          --------     ------         -----         -----             -------
Dade Co.FL ED FAC                           10.000           1996     $ 10,000       $ 10,037       $ 10,164           0.06%
Montgomery Cty Tex Hosp                      7.850           1997      160,000        167,443        168,178           1.04%
Delaware Trans Auth                          7.000           1997      500,000        516,430        522,865           3.24%
Georgia G.O                                  7.000           1997       30,000         31,285         31,712           0.20%
Mt.Clemens M Comm Sch                       12.800           1998      110,000        122,734        116,576           0.72%

Anchorage Alaska FGIC                        7.400           1999       25,000         26,267         26,041           0.16%
Texas Hsg Agcy                               7.250           1999       30,000         30,462         30,819           0.19%
Chicago Metro San                            7.650           2000      140,000        144,906        149,460           0.93%
Washington Sub San-MD                        7.200           2000      500,000        523,956        527,090           3.27%
Colorado Student Oblig.                    var/rte           2000      300,000        300,000        300,000           1.86%

NY State Mtg Agency                          7.050           2000       10,000         10,102         10,504           0.07%
Chicago Metro San                            7.700           2001      300,000        323,681        321,336           1.99%
Ohio Mental Hlth Rev.                        7.300           2001      100,000        106,167        109,172           0.68%
Delaware Trans Auth                          7.100           2001      150,000        165,414        168,569           1.05%
SC Public Srv Auth                           7.400           2001      100,000        102,979        102,029           0.63%

Texas Muni Pwr Agy                           8.000           2001      200,000        210,373        209,720           1.30%
Thurston Cty Wash Sch                        6.300           2001      100,000        102,371        102,361           0.64%
Montgomery Cty.Tenn GO                       6.100           2002      230,000        240,153        241,242           1.50%
NYS Environ.Fac Corp.                        7.300           2002      500,000        535,525        562,825           3.49%
Washoe Cnty Nev Wtr                          7.200           2004      110,000        112,157        112,200           0.70%

Wash Cnty Nev Sch Dis                        7.700           2004      450,000        479,149        484,727           3.01%
FL St Brd Mand SKG                           7.500           2005       20,000         21,424         22,287           0.14%
Wash.Cnty NV Wtr/Swr                         7.200           2005      120,000        121,570        122,400           0.76%
Ohio Bldg. Auth                              7.250           2005      100,000        105,962        107,536           0.67%
NY Dorm Auth                                 7.800           2005      345,000        373,908        380,583           2.36%

Mtro Fair & Expos IL                         8.000           2006      100,000        108,726        103,807           0.64%
Hawaii State                                 7.000           2006      500,000        524,450        555,340           3.45%
Mt. Lebanon Hosp PA AU                       9.125           2006      300,000        339,735        306,129           1.90%
Muni Asst Corp NYC                           7.000           2006      250,000        261,275        264,860           1.64%
PA St. Pub Sch. Bldg.                       10.375           2006        5,000          5,023          5,357           0.03%

Intermountain Pwr. Agy                       7.100           2007      100,000        105,595        105,711           0.66%
Ohio Bldg. Auth                              8.000           2007      100,000        108,136        109,828           0.68%
Harris Cnty TX Pub Fac                       7.750           2007      425,000        477,221        476,298           2.96%
NY State Mtg Agency                          7.850           2008      475,000        499,703        507,086           3.15%
Austin TX Util Sys                           7.750           2008      200,000        218,305        220,538           1.37%

WI St. Sr E                                  6.900           2009      250,000        254,015        268,140           1.66%
Clark Cnty Nev Sch Dist                      7.000           2009      350,000        369,487        397,513           2.47%
SE TX Hosp fin Agy                           7.500           2009      110,000        116,423        128,883           0.80%
Salt River Project Agr.                      7.125           2010      225,000        235,911        229,561           1.42%
University Minn.                             7.750           2010      550,000        591,155        562,958           3.49%

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                DECEMBER 31, 1995

                                                                                                                       % OF
                                                                                                                       TOTAL
                                                                                                                     INVESTMENT
                                             COUPON                   PRINCIPAL        COST OR         MARKET          BASED
SECURITIES                                    RATE       MATURITY       AMOUNT          BASIS          VALUE           ON M.V.
----------                                    ----       --------       ------          -----          -----           -------
New Mexico Mtg Fin Auth                       6.850         2010        100,000        101,571        105,824           0.66%
NV Hsg Dev                                    7.550         2010        500,000        513,846        523,020           3.24%
NYS Mtg Ser NN                                7.450         2010        250,000        258,245        267,983           1.66%
RI Hsg & Mtg                                  7.700         2010        500,000        519,225        535,605           3.32%
Austin TX Util Sys                            6.750         2012        100,000        105,749        103,522           0.64%

Birmingham ALA UT                             6.600         2012        275,000        285,450        302,132           1.87%
Austin TX Util Sys                            7.750         2012        100,000        109,416        107,920           0.67%
Virginia St. Trans                            6.900         2012        100,000        107,971        108,146           0.67%
New Hampshire Higher Ed                       6.750         2013        285,000        300,604        299,700           1.86%
New Jersey Bldg. Auth                         7.200         2013        150,000        162,213        162,245           1.01%

TX Wtr Res Fin Au Rev                         7.500         2013        700,000        770,079        762,475           4.73%
NYS Dorm Auth Cornell                         6.875         2014        175,000        184,074        180,982           1.12%
San Antonio TX E & G                          6.000         2014        200,000        201,879        206,138           1.28%
Penn HSG                                      7.125         2014        325,000        325,602        341,016           2.12%
Illinois St. Sales Tax                        7.250         2014        100,000        107,565        111,708           0.69%

Intermntn Pwr Agy UT                          7.000         2015        455,000        478,186        482,391           2.99%
PA St. Higher Ed Auth                         7.300         2015        425,000        464,641        476,540           2.96%
Butler Cnty OH Hsp Facs                       9.300         2015        230,000        270,722        251,866           1.56%
Missouri St Env Auth                          7.200         2016        200,000        220,306        229,954           1.43%
Maine St HSG Auth                             7.100         2016        265,000        261,847        282,848           1.75%

Wisconsin HSG & ECO                           7.350         2017        350,000        351,247        372,649           2.31%
Wisconsin HSG & ECO                           6.400         2017        350,000        346,500        360,280           2.24%
MN HGA Hsg                                    9.500         2017        205,000        218,028        212,185           1.32%
Georgia Mon Elec Auth                         7.750         2018        100,000        105,963        105,958           0.66%
Ocean Cnty NJ Util                            8.375         2018         40,000         44,606         42,602           0.26%
                                                                    ---------------------------------------------------------

                                                                    $15,060,000    $15,915,150    $16,118,094         100.00%
                                                                    =========================================================


See notes to financial statements.

                                DK INVESTORS INC.
                            STATEMENTS OF OPERATIONS
                        FOR THE YEARS ENDED DECEMBER 31,





                                                                   1995           1994
                                                                   ----           ----
Income
    Interest - municipal obligations
    (Less amortization of premiums
    1995 $98,603; 1994 $112,688)                            $ 1,009,520    $ 1,082,790
                                                            -----------    -----------


Expenses
    Investment advisory fee                                      61,665         61,818
    Shareholder servicing costs, including
     transfer agent and dividend disbursing
     agent fees and expense                                       4,532          4,475
    Reports to shareholders                                       7,789          8,679
    Legal fees                                                   25,306         25,386
    Auditing fees                                                12,500         12,500
    Directors fees                                                6,600          6,300
    Insurance                                                    45,346         44,626
    Miscellaneous                                                 3,225          3,954
                                                            -----------    -----------

                                                                166,963        167,738
                                                            -----------    -----------

Net investment income                                       $   842,557    $   915,052
                                                            ===========    ===========


Realized and Unrealized Gain (loss) on Investments

    Realized gain (loss) from sale of securities
     (excluding short-term securities)

    Proceeds from sales                                     $ 3,640,900    $ 2,423,000
    Cost of securities sold                                   3,956,400      2,618,159
                                                            -----------    -----------

       Realized gain (loss)                                    (315,500)      (195,159)
                                                            -----------    -----------

    Unrealized appreciation (depreciation of investments)

    Beginning of period                                        (492,695)       133,568
    End of period                                               202,944       (492,695)
                                                            -----------    -----------

       Increase (decrease) in unrealized appreciation           695,639       (626,263)
                                                            -----------    -----------

Total Realized and Unrealized Gain (loss) on Investments    $   380,139    $  (821,422)
                                                            ===========    ===========



See notes to financial statements.

                                DK INVESTORS INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,






                                                                   1995            1994
                                                                   ----            ----

INVESTMENT ACTIVITIES
      Net investment income                                $    842,557    $    915,052

      Realized and unrealized gain (loss) on investments        380,139        (821,422)

      Distributions to shareholders                            (858,273)       (917,429)
                                                           ------------    ------------

Increase (decrease) in net assets                               364,423        (823,799)


NET ASSETS

      Beginning of year                                      15,332,757      16,156,556
                                                           ------------    ------------

      End of year                                          $ 15,697,180    $ 15,332,757
                                                           ============    ============





See notes to financial statements.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1995 AND 1994

Note 1 - Summary of Significant Accounting Policies

         The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

     a.  Security Valuation

         Investments in securities were valued at the bid price by Chemical
         Bank.

     b.  Federal Income Taxes

         The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

     c.  Income and Expense Recognition

         Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

     d.  Other

         As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

Note 2 - Purchases and Sales of Securities

         During the year ended December 31, 1995, purchases and sales of securities other than short-term were $3,904,000 and $3,641,000, respectively. During the year ended December 31, 1994, purchases and sales of securities other than short-term were $2,917,000 and $2,423,000, respectively.

Note 3 - Investment Advisory Fee

         The Company's agreement with Chemical Bank for investment management and advisory services calls for an annual fee of 4/10ths of 1% of the average portfolio value. The fee for 1995 amounted to $61,665.

Note 4 - Distributions

         Distributions to shareholders for 1995 were $858,273 or $.73 per share. Distributions include $840,617 or $.7150 on account of 1995 and $17,656 or $.0150 as a supplemental distribution for 1994. Undistributed income for 1995 is $1,940 or $.0017 per share.

Note 5 - Contingent Liabilities

         In the opinion of management and outside counsel, there are no other significant legal or other matters pending.

Note 6 - Supplementary Information

         Per share income and capital changes (for a share outstanding throughout the period) ended:

                                                       1995         1994         1993         1992         1991
                                                       ----         ----         ----         ----         ----
         Investment income                           $    .86     $    .92     $    .93     $    .98     $   1.02
         Expenses                                         .14          .14          .14          .13          .12
                                                     --------     --------     --------     --------     --------

         Net investment income                            .72          .78          .79          .85          .90

         Distribution to shareholders                    (.73)        (.78)        (.79)        (.90)        (.93)

         Net realized and unrealized gain (loss)
         on investments                                   .32         (.70)         .11          .06          .36
                                                     --------     --------     --------     --------     --------

         Net increase (decrease) in asset value      $    .31     $   (.70)    $    .11     $    .01     $    .33
                                                     ========     ========     ========     ========     ========

         Net asset value per share at end of year    $  13.35     $  13.04     $  13.74     $  13.62     $  13.61
                                                     ========     ========     ========     ========     ========

         Ratio of expenses to average net assets         1.06%        1.09%        1.01%         .95%         .93%

         Ratio of net investment income to average
         net assets                                       5.3%         5.8%         5.7%         6.3%         6.7%

         Portfolio turnover                              23.9%        15.9%         9.3%        90.1%        20.3%

         Number of shares outstanding during the entire period was 1,175,664.

                              DK INVESTORS, INC.

OFFICES:                      333 Seventh Avenue -- Third Floor
                              New York, NY   10001  (212) 239-7979

OFFICERS:                     Gene Nadler              - President
                              Ann Nadler               - Vice President
                              Thomas B. Schulhof       - Secretary
                              Glenn O. Thornhill, Sr.  - Treasurer

DIRECTORS:                    Murray Nadler         - Chairman
                              Gene Nadler
                              Ann Nadler*
                              Harry Nadler
                              Glenn O. Thornhill, Sr.
                              Thomas B. Schulhof
                              Angelo J. Balafas
                              Joseph Kell
                              Andrew Brucker, Esq.

LEGAL COUNSEL:                POMERANZ, GOTTLIEB & MASON, P.C.
                              333 Seventh Avenue - Third Floor
                              New York, NY   10001  (212) 239-7979


AUDITORS:                     CUMMINGS & CARROLL, P.C.
                              175 Great Neck Road
                              Great Neck, NY   11021

INVESTMENT
  ADVISORS:                   The Portfolio Group,
                                Division of Chemical Bank
                              600 Fifth Avenue
                              New York, NY   10021
TRANSFER AGENT
 AND REGISTRAR:               American Stock Transfer & Trust Co.
                              40 Wall Street - 46th Floor
                              New York, NY   10005

CUSTODIAN:                    Chemical Bank

ANNUAL MEETING:

On May 8, 1996 a regular Annual Meeting of the Shareholders of the company will be held at 333 Seventh Avenue, New York, NY -- Third Floor.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.

*Ann Nadler died January 11, 1996. At the Annual Meeting of Shareholders a replacement will be elected.